Leases (Tables)	6 Months Ended
Dec. 31, 2025
Leases
Schedule of right-of-use assets	Right-of-use assets:

	31 December	30 June	31 December
	2025	2025	2024
	£’000	£’000	£’000
Property	3,105	6,879	7,267
Plant and machinery	132	266	383
Total	3,237	7,145	7,650

Schedule of lease liabilities

Lease liabilities:

	31 December	30 June	31 December
	2025	2025	2024
	£’000	£’000	£’000
Current	477	572	672
Non-current	2,908	7,899	8,018
Total lease liabilities	3,385	8,471	8,690

The following table provides an analysis of the movements in lease liabilities:

£’000
At 1 July 2024	8,641
Cash flows	(311)
Additions	81
Accretion expense	279
At 31 December 2024	8,690
Cash flows	(578)
Additions	—
Accretion expense	359
At 30 June 2025	8,471
Cash flows	(1,806)
Additions	792
Disposals	(4,320)
Accretion expense	248
At 31 December 2025	3,385

Schedule of amounts recognized in the consolidated statement of profit or loss

	Three months ended		Six months ended
	31 December		31 December
	2025	2024	2025	2024
	£’000	£’000	£’000	£’000
Depreciation charge of right-of-use assets
Property	(146)	(189)	(340)	(388)
Plant and machinery	(66)	(74)	(134)	(153)
	(212)	(263)	(474)	(541)
Interest expense (included in finance costs)	(104)	(109)	(248)	(279)
Expense relating to short-term leases (included in operating expenses)	(47)	(62)	(108)	(123)